INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Schedule of investments in associates using equity method of accounting

		Country of	Functional	Carrying Value		Percentage interest
Taxpayer ID	Name	Incorporation	Currency	12.31.2017	12.31.2016	12.31.2017	12.31.2016
				ThCh$	ThCh$	%	%
86.881.400-4	Envases CMF S.A. (1)	Chile	Chilean peso	18,528,567	18,693,851	50.00%	50.00%
Foreign	Leão Alimentos e Bebidas Ltda. (2)	Brazil	Brazilian real	22,163,333	19,559,114	10.26%	8.82%
Foreign	Kaik Participações Ltda. (2)	Brazil	Brazilian real	1,228,350	1,364,444	11.32%	11.32%
Foreign	SRSA Participações Ltda.	Brazil	Brazilian real	189,290	258,928	40.00%	40.00%
Foreign	Sorocaba Refrescos S.A.	Brazil	Brazilian real	23,079,130	26,091,690	40.00%	40.00%
Foreign	Trop Frutas do Brasil Ltda. (2)	Brazil	Brazilian real	6,359,428	6,069,003	7.52%	7.52%
76.572.588-7	Coca Cola del Valle New Ventures S.A. (3)	Chile	Chilean peso	15,260,971	5,160,751	35.00%	35.00%

Total				86.809.069	77,197,781

(1)

In these company, regardless of the percentage of ownership interest, it was determined that no controlling interest was held, only a significant influence, given that there was not a majority vote of the Board of Directors to make strategic business decisions.

(2)	In these companies, regardless of the percentage of ownership interest held, the Company has significant influence, given that it has a representative on each entity’s Board of Directors.
(3)

On January 28, 2016, Embotelladora Andina S.A along with Coca-Cola de Chile S.A. and Coca-Cola Embonor S.A., formed the company Coca-Cola del Valle New Ventures S.A., whose main purpose will be the development and production of juices, waters and non-carbonated beverages under trade names of The Coca-Cola Company, that Andina and Coca-Cola Embonor S.A. are authorized to market and distribute in their respective franchise territories.

Schedule of movement of investments in associates accounted for using the equity method

Details	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Opening Balance	77,197,781	54,190,546	66,050,213
Variation of minimum dividends from equity investees	—	—	(217,750)
Dividends received	(1,540,090)	(750,806)	(1,250,000)
Share in operating income	932,340	396,764	(1,613,839)
Unrealized income	85,268	85,266	85,266
Other investment increases in associates (Capital Contributions)	15,570,161	17,586,575	915,069
Increase (Decrease) due to foreign currency translation differences	(5,436,391)	5,689,436	(9,778,413)

Ending Balance	86.809.069	77,197,781	54,190,546

December 31, 2017	Embotelladora del Atlántico	Andina Empaques Argentina S.A.	Paraguay Refrescos S.A.	Vital Jugos S.A.	Vital Aguas S.A.	Envase Central S.A.
Total current assests	97,285,008	7,143,561	30,419,844	21,135,712	4,296,412	8,343,734
Total non-current assests	94,369,129	6,413,307	234,278,288	19,691,418	5,876,875	14,243,627
Total current liabilities	109,594,738	2,944,499	17,297,339	14,244,283	3,698,382	7,410,662
Total non-current liabilities	1,339,723	28,444	14,487,776	128,071	157,558	1,710,709
Net sales	544,585,291	20,698,427	141,277,230	68,884,622	14,642,493	39,205,943
Net Income	32,781,977	3,398,080	23,179,968	809,507	452,679	541,927

December 31, 2016	Embotelladora del Atlántico	Andina Empaques Argentina S.A.	Paraguay Refrescos S.A.	Vital Jugos S.A.	Vital Aguas S.A.	Envase Central S.A.
Total current assests	110,564,779	6,680,394	35,283,479	19,265,466	4,783,537	8,508,056
Total non-current assests	98,518,204	7,381,968	243,615,898	22,297,712	6,298,423	12,034,286
Total current liabilities	132,431,541	4,061,713	17,192,489	15,246,108	4,884,341	7,333,325
Total non-current liabilities	1,621,792	141,258	16,011,340	445,794	144,250	614,711
Net sales	507,946,578	20,601,647	132,005,503	75,788,427	14,437,818	40,342,848
Net Income	32,268,140	3,754,831	23,045,844	913,880	70,878	1,641,112

December 31, 2015	Embotelladora del Atlántico	Andina Empaques Argentina S.A.	Paraguay Refrescos S.A.	Vital Jugos S.A.	Vital Aguas S.A.	Envase Central S.A.
Total current assests	106,560,232	7,156,377	33,992,246	16,976,780	4,092,161	9,033,175
Total non-current assests	96,910,341	7,181,419	259,395,043	20,187,586	5,547,345	12,799,930
Total current liabilities	112,132,723	3,410,663	21,448,780	10,596,366	4,180,302	9,104,102
Total non-current liabilities	6,399,291	309,688	17,401,120	1,163,577	370,502	1,283,473
Net sales	616,870,453	22,162,260	130,039,400	69,587,397	14,012,087	38,417,972
Net Income	30,855,725	3,817,259	(542,264)	(13,018)	152,038	(550,469)

Schedule of reconciliation of share of profit in investments in associates

Details	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Share of profit of investment accounted for using the equity method	932,340	396,764	(1,613,839)
Unrealized earnings in inventory acquired from associates and not sold at the end of period, presented as a discount in the respective asset account (containers and/or inventories)	(1,097,966)	(744,612)	(799,256)
Amortization of Fair Value in Envases CMF S.A.	85,266	85,266	85,266

Income Statement Balance	(80,360)	(262,582)	(2,327,829)

Summary of financial information by associates

	Envases CMF S.A.	Sorocaba Refrescos S.A.	Kaik Participações Ltda.	SRSA Participações Ltda.	Leão Alimentos e Bebidas Ltda.	Trop Frutas do Brasil Ltda.	Coca-Cola del Valle New Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Total assets	74,308,406	111,697,833	10,851,460	473,226	282,895,158	88,327,243	48,190,779
Total liabilities	36,654,412	54,000,005	35	—	79,689,080	11,407,361	4,594,308
Total revenue	49,924,142	52,507,920	(137,002)	469,509	198,216,570	3,345,146	—
Net income (loss) of associate	2,405,060	(1,541,788)	(137,002)	469,509	(157,266)	1,927,448	(248,532)

Reporting date	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017	11/30/2017